Fair Value Measurement - Summary of Financial Assets and Liabilities Subject to Fair Value Measurements on Recurring Basis (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Marketable securities	$ 105.2	$ 18.7